Business segment information (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Sunbeam Products, Inc.
Business segment
Scales	$ 6,879	$ 14,080	$ 15,808
Percent	24.00%	45.00%	52.00%
Fitbit, Inc.
Business segment
Scales	$ 10,593	$ 10,396	$ 5,493
Percent	37.00%	33.00%	18.00%
Kern + Sohn GMBH
Business segment
Scales	$ 5,424	$ 2,762	$ 3,814
Percent	19.00%	90.00%	13.00%
Total Sales
Business segment
Total sales	$ 22,896	$ 27,239	$ 25,125
Totall Percent
Business segment
Total percent	80.00%	87.00%	83.00%